Borrowings (Current) (Details)	Mar. 31, 2025 USD ($)
Borrowings (Current) [Line Items]
Bank (in Dollars)	$ 777,452
Existing Vehicle Loan [Member]
Borrowings (Current) [Line Items]
Borrowings repayable rate	8.50%
New Vehicle Loan [Member]
Borrowings (Current) [Line Items]
Borrowings repayable rate	8.93%
Loan bank (in Dollars)	$ 3,000,000
Fresh Loan [Member]
Borrowings (Current) [Line Items]
Borrowings repayable rate	9.50%